Taxes (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses	$ (1,043,453)	¥ (7,334,225)	¥ (5,590,543)	¥ (166,476)
Deferred income tax benefits/(provision)	390	2,740	(547,502)	2,666,910
Income tax credit/(expenses)	$ (1,043,063)	¥ (7,331,485)	¥ (6,138,045)	¥ 2,500,434